COMMITMENTS AND CONTINGENCIES - Unconditional Purchase Commitments (Details) - USD ($) $ in Millions	Sep. 30, 2023	Dec. 31, 2022
Other Provisions, Contingent Liabilities, and Contingent Assets [Abstract]
Contracts for capital expenditures	$ 1,572	$ 2,774
Contracts for operating expenditures	3,030	3,587
Contractual capital and operating commitments	4,602	6,361
Due within the next 12 months	$ 1,377	$ 2,732